Revenue and Other Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of analysis of revenue
An analysis of revenue is as follows:

	For the year ended December 31,
	2019	2020	2021
	HK$	HK$	HK$
Revenue from contracts with customers
Investment banking
Investment banking fee and income	455,955,912	376,324,880	597,097,663

Asset management
Management fee and performance-based incentive fee	103,509,196	196,352,216	57,230,194
Brokerage and handling fees	19,383,099	33,359,007	25,356,917
Others	1,158,069	1,227,022	792,862

	124,050,364	230,938,245	83,379,973

	580,006,276	607,263,125	680,477,636

Revenue from other sources
Strategic investments
Dividend income	92,316,548	88,078,159	48,711,208
Gain related to disposed investments	8,235,180	82,948,508	125,112,176

	100,551,728	171,026,667	173,823,384

Net fair value changes on financial assets at fair value through profit or loss and stock loan
-from listed equity shares, at quoted price	(683,060,000)	(371,305,326)	54,008,047
-from unlisted equity shares ( note a)	41,456,007	313,561,520	543,543,197
-from unlisted equity linked notes	—	26,688,861	—

Total net fair value changes on financial assets at fair value through profit or loss and stock loan	(641,603,993)	(31,054,945)	597,551,244

Net fair value changes on derivative financial asset	1,165,220,000	371,305,326	(54,008,047)

	624,167,735	511,277,048	717,366,581

Total revenue	1,204,174,011	1,118,540,173	1,397,844,217

Note:

(a)
For the year ended December 2019, 2020 and 2021, net fair value gain arising from investments in equity securities of related parties are HK$ Nil, HK$336,403,752 and HK$545,199,207, respectively (Note 27(
A
)(ii)).

Summary of revenue from contracts with customers
For the year ended December 31, 2019

Segments	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Investment banking
Underwriting commission and brokerage fee	403,573,912	—	—	403,573,912
Financial advisory fee	52,382,000	—	—	52,382,000
Asset management
Management fee and performance-based incentive fee	—	103,509,196	—	103,509,196
Brokerage and handling fee	—	19,383,099	—	19,383,099
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss and stock loan	—	—	(641,603,993)	(641,603,993)
Net fair value changes on derivative financial asset	—	—	1,165,220,000	1,165,220,000
Gain related to disposed investment	—	—	8,235,180	8,235,180
Dividend income	—	—	92,316,548	92,316,548
Others	—	1,158,069	—	1,158,069

Total	455,955,912	124,050,364	624,167,735	1,204,174,011

For the year ended December 31, 2020

Segments	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Investment banking
Underwriting commission and brokerage fee	165,472,605	—	—	165,472,605
Financial advisory fee	210,852,275	—	—	210,852,275
Asset management
Management fee and performance-based incentive fee	—	196,352,216	—	196,352,216
Brokerage and handling fee	—	33,359,007	—	33,359,007
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss and stock loan	—	—	(31,054,945)	(31,054,945)
Net fair value changes on derivative financial asset	—	—	371,305,326	371,305,326
Gain related to disposed investment	—	—	82,948,508	82,948,508
Dividend income	—	—	88,078,159	88,078,159
Others	—	1,227,022	—	1,227,022

Total	376,324,880	230,938,245	511,277,048	1,118,540,173

For the year ended December 31, 2021

Segments	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Investment banking
Underwriting commission and brokerage fee	29,051,940	—	—	29,051,940
Financial advisory fee	568,045,723	—	—	568,045,723
Asset management
Management fee and performance-based incentive fee	—	57,230,194	—	57,230,194
Brokerage and handling fee	—	25,356,917	—	25,356,917
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss and stock loan	—	—	597,551,244	597,551,244
Net fair value changes on derivative financial asset	—	—	(54,008,047)	(54,008,047)
Gain related to disposed investments	—	—	125,112,176	125,112,176
Dividend income	—	—	48,711,208	48,711,208
Others	—	792,862	—	792,862

Total	597,097,663	83,379,973	717,366,581	1,397,844,217

Disclosure of Revenue Recognition from Performance Obligation
The following table shows the amount of revenue recognized in the current period that were included in the contract liabilities at the beginning of the reporting period:

	As of December 31,
	2020	2021
	HK$	HK$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period
Asset management	94,328,532	46,640,036

Summary of transaction prices allocated to the remaining performance obligations

	As of December 31,
	2020	2021
	HK$	HK$
Within one year	35,716,912	630,962
More than one year	11,554,086	—

	47,270,998	630,962

Summary of other income
Other income

	For the year ended December 31,
	2019	2020	2021
	HK$	HK$	HK$
Bank interest income	1,115,839	67,783	15,174
Interest income from the immediate holding company (Note 27( A )(iv)) (Note 27( B )(i))	17,562,104	101,159,079	116,028,045
Government grant	—	3,061,665	—
Others	3,412,325	7,578,941	9,494,952

	22,090,268	111,867,468	125,538,171

Summary of timing of revenue recognition

Segments	Investment banking	Asset management	Total
	HK$	HK$	HK$
Timing of revenue recognition
Services transferred at a point in time	403,573,912	20,541,168	424,115,080
Services transferred over time	52,382,000	103,509,196	155,891,196

Total revenue from contracts with customers	455,955,912	124,050,364	580,006,276

Segments	Investment banking	Asset management	Total
	HK$	HK$	HK$
Timing of revenue recognition
Services transferred at a point in time	165,472,605	34,586,029	200,058,634
Services transferred over time	210,852,275	196,352,216	407,204,491

Total revenue from contracts with customers	376,324,880	230,938,245	607,263,125

Segments	Investment banking	Asset management	Total
	HK$	HK$	HK$
Timing of revenue recognition
Services transferred at a point in time	596,858,673	26,149,779	623,008,452
Services transferred over time	238,990	57,230,194	57,469,184

Total revenue from contracts with customers	597,097,663	83,379,973	680,477,636